WARRANTS	6 Months Ended
Jun. 30, 2021
Warrants
WARRANTS

NOTE 9 – WARRANTS

The Company evaluated the public and private warrants as well as the Backstop Warrants and warrants embedded in the representative units as either equity-classified or liability-classified instruments based on an assessment of the warrants’ specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Company further evaluated the public and private warrants, the backstop warrants and the warrants embedded in the representative units under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, and concluded that the private warrants and backstop warrants do not meet the criteria to be classified in stockholders’ equity. Both the public warrants and the warrants embedded in the representative units meet the criteria to be classified in stockholders’ equity.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

The Backstop Warrants issued as a result of the merger transaction include provisions such that the exercisability of the warrants is contingent on the exercise of the public warrants assumed in the merger transaction. Since this contingency could result in the modification of the exercise price, thus the warrants are not eligible for an exception from derivative accounting. Accordingly, the Company has recorded the Backstop Warrants as a liability at fair value, with subsequent changes in their fair values recognized in the statements of operations and comprehensive loss at each reporting date. The Company measured the fair value of these Backstop Warrants as of June 30, 2021, and recorded other income of $3,919 resulting from the decrease of the liability associated with the fair value of the Backstop Warrants for the six months ended June 30, 2021. The Company computed the value of the Backstop Warrants using the Monte Carlo method.

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s Backstop Warrant liabilities that are categorized within Level 3 of the fair value hierarchy as of June 30, 2021 and March 22, 2021 is as follows:

	June 30, 2021	March 22, 2021

Number of shares underlying the warrants	7,530,000	7,530,000
Stock price	$1.36	$1.93
Volatility	85.0%	85.0%
Risk-free interest rate	0.87%	0.87%
Expected dividend yield	0%	0%
Expected warrant life	4.73 years	5 years

The private warrants assumed in the merger transaction include provisions that provide for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Since the holder is not an input to the fair value of an option under ASC 815, and thus the warrants are not indexed to the Company’s own stock and not eligible for an exception from derivative accounting. Accordingly, the Company has recorded the private warrants as a liability at fair value, with subsequent changes in their fair values recognized in the statements of operations and comprehensive loss at each reporting date. The Company measured the fair value of these assumed private warrants as of June 30, 2021, and recorded other income of $612 resulting from the decrease of the liability associated with the fair value of the warrants for the six months ended June 30, 2021. The Company computed the value of the assumed private warrants using the Black-Scholes method.

A summary of quantitative information with respect to the valuation methodology and significant unobservable inputs used for the Company’s assumed private warrant liability that are categorized within Level 3 of the fair value hierarchy as of June 30, 2021 and March 22, 2021 is as follows:

	June 30, 2021	March 22, 2021

Number of shares underlying the warrants	1,205,040	1,205,040
Stock price	$1.36	$1.93
Volatility	92.2%	90.2%
Risk-free interest rate	0.82%	0.86%
Expected dividend yield	0%	0%
Expected warrant life	4.73 years	5 years

Recurring Level 3 Activity and Reconciliation

The table below provides a reconciliation of the beginning and ending balances for the liability measured at fair value using significant unobservable inputs (Level 3). The table reflects gains and losses for the six months ended June 30, 2021, for all financial liabilities categorized as Level 3 as of June 30, 2021.

4D PHARMA PLC

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In thousands, except share and per share amounts)

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Warrants	December 31, 2020	Initial Measurements	Decrease in Fair Value	Translation differences	June 30, 2021

Backstop Warrants	$-	$12,854	$(3,919)	$77	$9,012
Private warrants	-	1,698	(612)	11	1,097
Total	$-	$14,552	$(4,531)	$88	$10,109